Filed with the Securities and Exchange Commission on January 15, 2019

1933 Act Registration File No. 333-205411

1940 Act File No. 811-23063

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X ]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	26	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ X ]
Amendment No.	29	[ X ]

(Check appropriate box or boxes.)

HORIZON FUNDS

(Exact Name of Registrant as Specified in Charter)

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (704) 544-2399

Matthew S. Chambers
Horizon Funds
6210 Ardrey Kell Road, Suite 300
Charlotte, North Carolina 28277

(Name and Address of Agent for Service)

Copy to:

Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101

It is proposed that this filing will become effective (check appropriate box):

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 26 to the Registration Statement of Horizon Funds (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 25 on Form N-1A filed December 26, 2019. This PEA No. 26 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 25 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) of the Securities Act, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte and the State of North Carolina on January 15, 2020.

Horizon Funds

By:	/s/ Robert J. Cannon
Robert J. Cannon
President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert J. Cannon	President and Trustee	January 15, 2020
Robert J. Cannon

John W. Davidson*	Trustee	January 15, 2020
John W. Davidson

Todd W. Gaylord*	Trustee	January 15, 2020
Todd W. Gaylord

Thomas W. Okel*	Trustee	January 15, 2020
Thomas W. Okel

/s/ Steve Terry	Treasurer	January 15, 2020
Steve Terry

* By:	/s/ Matthew Chambers
Matthew Chambers
As Attorney-in-Fact pursuant to Powers of Attorney previously filed and incorporated by reference.

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE